Financial assets at fair value through the income statement (Tables) - Financial assets at fair value through the income statement [member]	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Barclays Bank Group
	2020	2019
	£m	£m
Loans and advances	2,170	1,333
Debt securities	291	3,995
Reverse repurchase agreements and other similar secured lending	19	40
Financial assets designated at fair value	2,480	5,368

Loans and advances	25,279	17,804
Debt securities	1,406	1,225
Equity securities	3,742	6,548
Reverse repurchase agreements and other similar secured lending	138,539	97,783
Other financial assets	315	742
Financial assets mandatorily at fair value	169,281	124,102
Total	171,761	129,470

Credit risk of loans and advances designated at fair value and related credit derivatives

Credit risk of financial assets designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at FV as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns.